Debt - Long-term debt (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt - Text Details (Detail) [Line Items]
Long-term Debt Including Current Portion Long-term Debt	€ 4,657	€ 4,595
Current portion of non-current borrowings	1,230	552
Non-current portion of non-current borrowings	€ 3,427	€ 4,044	€ 4,021
Weighted average [member]
Debt - Text Details (Detail) [Line Items]
Borrowings, maturity	7.9	7.6
Borrowings, interest rate	2.30%	2.80%
Later than five years [member]
Debt - Text Details (Detail) [Line Items]
Non-current portion of non-current borrowings	€ 2,545	€ 1,825
Later than one year and not later than five years [member]
Debt - Text Details (Detail) [Line Items]
Non-current portion of non-current borrowings	882	2,218
Bank borrowings [Member]
Debt - Text Details (Detail) [Line Items]
Long-term Debt Including Current Portion Long-term Debt	211	190
Current portion of non-current borrowings		52
Non-current portion of non-current borrowings	€ 211	€ 138
Bank borrowings [Member] | Weighted average [member]
Debt - Text Details (Detail) [Line Items]
Borrowings, maturity	6.2	2.1
Borrowings, interest rate	0.30%	1.30%
Bank borrowings [Member] | Later than five years [member]
Debt - Text Details (Detail) [Line Items]
Non-current portion of non-current borrowings	€ 205
Bank borrowings [Member] | Later than one year and not later than five years [member]
Debt - Text Details (Detail) [Line Items]
Non-current portion of non-current borrowings	6	€ 138
Forward contract [member]
Debt - Text Details (Detail) [Line Items]
Long-term Debt Including Current Portion Long-term Debt	807	970
Current portion of non-current borrowings	618	394
Non-current portion of non-current borrowings	€ 188	€ 576
Forward contract [member] | Weighted average [member]
Debt - Text Details (Detail) [Line Items]
Borrowings, maturity	0.8	1.2
Forward contract [member] | Later than one year and not later than five years [member]
Debt - Text Details (Detail) [Line Items]
Non-current portion of non-current borrowings	€ 188	€ 576
Other long-term debt [Member]
Debt - Text Details (Detail) [Line Items]
Long-term Debt Including Current Portion Long-term Debt	18	20
Current portion of non-current borrowings	18	19
Non-current portion of non-current borrowings	€ 0	€ 1
Other long-term debt [Member] | Weighted average [member]
Debt - Text Details (Detail) [Line Items]
Borrowings, maturity	1.1	1.1
Borrowings, interest rate	1.60%	0.90%
Other long-term debt [Member] | Later than five years [member]
Debt - Text Details (Detail) [Line Items]
Non-current portion of non-current borrowings	€ 0	€ 0
Other long-term debt [Member] | Later than one year and not later than five years [member]
Debt - Text Details (Detail) [Line Items]
Non-current portion of non-current borrowings	€ 0	€ 1